Description of the Business and Relevant Events (Details) € / shares in Units, $ / shares in Units, $ in Thousands, $ in Millions, € in Billions, R$ in Billions, $ in Billions							12 Months Ended
	Dec. 20, 2024 MXN ($)	Dec. 20, 2024 CLP ($)	Oct. 31, 2024	Apr. 29, 2024 MXN ($) Intallment $ / shares	Mar. 15, 2024 MXN ($)	Apr. 27, 2023 $ / shares	Dec. 31, 2024 MXN ($) Country License	Dec. 31, 2024 USD ($) Country License	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Sep. 11, 2024 MXN ($)	Mar. 22, 2024 MXN ($)	Mar. 15, 2024 BRL (R$)	Mar. 02, 2024 MXN ($)	Mar. 02, 2024 EUR (€) € / shares	Feb. 13, 2024 MXN ($)	Feb. 13, 2024 USD ($)	Feb. 01, 2024 MXN ($)	Jun. 30, 2023 MXN ($)
Corporate information [Abstract]
Number of countries or territories in which entity operates | Country							23	23
Number of countries hold licenses | License							23	23
Relevant events [Abstract]
Loss on exchange of KPN shares							$ (2,566,239)		$ 0	$ 0
Dividends paid, ordinary shares (in dollars per share) | $ / shares				$ 0.48		$ 0.46
Purchase of interests in associates							$ 72,513	$ 4	$ 459,750	$ 1,043,954
Approval of Shareholders Transactions [Member]
Relevant events [Abstract]
Dividends paid, ordinary shares (in dollars per share) | $ / shares				$ 0.48
Number of equal installments for repaying dividends | Intallment				2
Approval for Repurchase Fund Value for April 2023 to April 2024 [Member]
Relevant events [Abstract]
Share buyback fund amount				$ 15,000,000
Approval for Repurchase Fund Value for April 2024 to April 2025 [Member]
Relevant events [Abstract]
Share buyback fund amount				$ 15,276,000
Sustainable Global Mxn Note [Member]
Relevant events [Abstract]
Maturity period of sustainable bond							10 years	10 years
Debt instrument face value																		$ 20,000,000
Debt instrument coupon rate of interest																		10.30%
Revolving Credit Facility Maturing 2029 [Member]
Relevant events [Abstract]
Renewal of long term debt																$ 42,700,000	$ 2,500
Borrowings maturity							February 2029	February 2029
Debenture IPCA + 5.7687 Maturing 2029 [Member]
Relevant events [Abstract]
Debt instrument face value					$ 8,400,000								R$ 2.5
Borrowings interest basis					5.7687
Global Pesos Notes [Member]
Relevant events [Abstract]
Maturity period of sustainable bond							5 years	5 years
Debt instrument face value												$ 17,500,000							$ 54,500,000
Borrowings maturity							March 2029	March 2029
Borrowings interest rate												10.125%
Koninklijke KPN N.V. [Member]
Relevant events [Abstract]
Exchangeable bonds														$ 37,900,000	€ 2.1
Bond exercise price (in dollars per share) | € / shares															€ 3.1185
Claro Chile, SpA [Member]
Relevant events [Abstract]
Proportion of ownership interest in joint venture			50.00%
Percentage of controlling interest	94.88%	94.88%	91.62%
Proportion of interest held by noncontrolling interest			8.38%
Purchase of interests in associates	$ 5,313,282	$ 252.9
Radiomovil Dipsa S.A. de C.V. and subsidiaries ("Telcel") [Member] | Resolution issued by the Federal Telecommunications Institute [Member]
Relevant events [Abstract]
Amount of regulatory fine imposed											$ 90,600